AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2019
(unaudited)

Amount	General Obligation Bonds (58.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.1%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,611,075

	Canby, Oregon
1,060,000	5.000%, 06/01/27	Aa3/NR/NR	1,123,621
1,405,000	4.000%, 12/01/24 AGMC Insured	Aa3/NR/NR	1,509,925

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,221,941

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,271,350

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,752,803

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,653,610

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,182,563
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,379,663

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,450,326

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,728,610

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,905,778
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,963,405
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,019,577

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,621,250

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,409,656

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	811,705

	Total City & County		31,616,858

	Community College (4.1%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,100,436

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,910,588
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,266,886
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,244,970

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,335,760

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,677,739

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,076,360

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,032,243
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,968,488

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,811,551

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,274,535
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,214,630

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,952,770

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,565,094

	Total Community College		25,432,050

	Higher Education (1.0%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,176,050
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,102,376

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,262,570
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,248,846

	Total Higher Education		5,789,842

	Hospital (0.9%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,458,986
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,260,902
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,183,610
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,416,048

	Total Hospital		5,319,546

	School District (32.3%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,870,273
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,402,066
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,755,750
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,961,829
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,808,065
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,372,096
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,686,284
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,640,020

	Clackamas County, Oregon School District #62 (Oregon City)
560,000	5.000%, 06/01/29 MAC Insured	Aa3/NR/NR	646,565
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,640,068

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,988,622
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,225,640

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,207,805
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,591,915
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,334,242

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,371,870
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,537,169

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	2,021,335
1,000,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,267,220
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,401,098

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,246,180

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,217,430

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,290,055

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,505,780
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	2,015,988

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,439,170

	Deschutes County, Oregon School District #6 (Sisters)
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,109,434

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,225
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	960,681

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,240,320

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,561,461
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,688,120

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,769,518
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,592,467

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,591,632

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,424,713

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,187,845
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,065,603
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,975,555
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,359,796

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,191,530
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,078,357

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	755,011

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,070,773

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,486,154

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,567,551
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,704,384

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,435,064

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	6,336,500
5,350,000	5.000%, 06/15/31	Aa1/AA+/NR	6,728,000

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,572,494

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,817,874
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,796,850
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,178,119

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,202,187

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,658,565

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	1,992,092
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,442,383
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,109,125

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,694,391

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,586,750

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,193,500

	Wasco County, Oregon School District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,862,173

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,953,885
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,450,516
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,683,788
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,513,030
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,494,490
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,146,362
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,889,475
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,916,432

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,978,929
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,276,470
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,271,350

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,468,244
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,544,040

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,651,123
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,838,215
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,593,654

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,470,330
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,138,950
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,133,390

	Total School Districts		198,924,405

	Special District (4.1%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,547,303

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,172,959
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,071,636

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,282,120

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,969,044
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,544,268
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,326,004

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,289,562
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,219,655

	Total Special District		25,422,551

	State (9.3%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	876,195
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,203,790
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,201,208
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,556,480
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,226,193

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,393,775

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	603,660
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,205,950
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,201,530

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,214,680

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,607,419
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,209,710
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,409,240
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,459,047
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,528,214
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,212,770
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,744,245
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	5,108,560

	State of Oregon Department of Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,836,308
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,208,946

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,306,255

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,200,080
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,789,444
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,462,112
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,824,400
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,411,651
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,553,750
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,601,899

	Total State		57,157,511

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,211,600

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,259,771

	Total Transportation		7,471,371

	Water & Sewer (0.4%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,104,838

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	Aa3/NR/NR	1,333,398

	Total Water & Sewer		2,438,236

	Total General Obligation Bonds		359,572,370

	Revenue Bonds (31.3%)

	City & County (2.1%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	581,735

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,022,185
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,556,001

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,765,216
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,009,468

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,021,260

	Total City & County		12,955,865

	Electric (1.6%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,511,583
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,892,501

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,714,415

	Total Electric		10,118,499

	Higher Education (1.8%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,080,030
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,220,140

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,297,186
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,125,280
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,261,785

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	617,690
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,293,333

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,019,340

	Total Higher Education		10,914,784

	Hospital (4.5%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,384,570

	Oregon Health Sciences University
6,695,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	6,215,102
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,205,820
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,523,488
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,191,030

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,021,550
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,021,440

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,550,760
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,074,620
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,590,984

	Total Hospital		27,779,364

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,395,307

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,478,404

	State of Oregon Housing and Community Services
870,000	1.800%, 01/01/23	Aa2/NR/NR	873,463

	Total Housing		3,747,174

	Lottery (4.3%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,083,756
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,544,680
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,268,040
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,885,951
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,649,085
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,165,160
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,934,320
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,977,050
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,758,160
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,182,140

	Total Lottery		26,448,342

	Sales Tax (0.2%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	909,578

	Transportation (6.9%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,043,476
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,719,953
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,231,422
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,442,160

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,032,576
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,192,840
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,838,866

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,370,930
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,460,440

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,213,760
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,339,612
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,032,223
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,871,959
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,238,990
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,420,241

	Total Transportation		42,449,448

	Water and Sewer (9.3%)

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,791,869

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,913,699

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	140,815
450,000	5.000%, 08/01/29	Aa2/AA/AA+	548,298

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,087,070

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31†††	Aa2/NR/NR	2,087,019
1,710,000	5.000%, 06/01/32†††	Aa2/NR/NR	2,178,694

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	790,453

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,770,605
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA/NR	4,166,925

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa2/AA-/NR	3,077,991
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA-/NR	6,277,529
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	2,359,160
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA-/NR	2,394,600
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA-/NR	2,392,360

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,268,200

	Portland, Oregon Water System Revenue Refunding (Senior Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,301,303

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,205,985

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,042,320

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,837,531

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,070,449
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,589,100
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,004,328
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,884,281

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A1/NR/NR	1,151,694

	Total Water and Sewer		57,332,278

	Total Revenue Bonds		192,655,332

	Pre-Refunded Bonds (6.8%)††

	Pre-Refunded General Obligation Bonds (1.5%)

	Higher Education (0.4%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,498,315

	School District (0.7%)

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 MAC Insured	NR/NR/NR*	514,734

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.000%, 06/15/27	NR/AA+/NR	3,550,084

	Total School District		4,064,818

	State (0.4%)

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR*	1,472,475
960,000	5.000%, 11/01/28 Series C	NR/NR/NR*	971,530

	Total State		2,444,005

	Total Pre-Refunded General Obligation Bonds		9,007,138

	Pre-Refunded Revenue Bonds (5.3%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	2,565,166

	Electric (0.3%)

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,153,540

	Higher Education (0.3%)

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,555,725

	Hospital (0.7%)

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,500,000

	Lottery (1.1%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,701,067

	Transportation (1.6%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,157,110

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,822,210
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,763,376
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,244,290

	Total Transportation		9,986,986

	Water and Sewer (0.9%)

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,328,292

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,036,920

	Total Water and Sewer		5,365,212

	Total Pre-Refunded Revenue Bonds		32,827,696

	Total Pre-Refunded Bonds		41,834,834

	Total Municipal Bonds (cost $572,007,514)		594,062,536

Shares	Short-Term Investment (3.5%)

21,411,024	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.21%** (cost $21,411,024)	Aaa-mf/AAAm/NR	21,411,024

	Total Investments (cost $593,418,538 note b)	100.0%	615,473,560
	Other assets less liabilities	0.0	(93,609)
	Net Assets	100.0%	$615,379,951

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	19.0%
Pre-refunded bonds††	7.0
Aa of Moody's or AA of S&P or Fitch	67.5
A of Moody's or S&P	5.0
Baa of Moody's or BBB of S&P	1.5
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $593,418,538 amounted to $22,055,022, which consisted of aggregate gross unrealized appreciation of $22,055,022 and aggregate gross unrealized depreciation of $0.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2019:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$21,411,024
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	594,062,536
Level 3 – Significant Unobservable Inputs	—
Total	$615,473,560
+See schedule of investments for a detailed listing of securities.